Fair Value Measurements and Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 1,000,000	$ 1,000,000
Additional Collateral, Aggregate Fair Value	2,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net		2,000,000
Long-term debt	(3,539,022,000)	(4,200,970,000)
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(1,000,000)	(1,000,000)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds / commercial paper	403,706,000	581,648,000
Equity securities	0	0
Commingled fixed income securities	0	0
Debt securities - U.S. and foreign governments, agencies and municipalities	122,783,000	124,221,000
Debt securities - corporate	0	0
Mortgage-back / asset-back securities	0	0
Interest rate swaps		0
Foreign exchange contracts	0	0
Total assets	526,489,000	705,869,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	0
Foreign exchange contracts	0	0
Total liabilities	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds / commercial paper	224,440,000	34,369,000
Equity securities	26,536,000	25,106,000
Commingled fixed income securities	24,695,000	29,359,000
Debt securities - U.S. and foreign governments, agencies and municipalities	17,653,000	18,908,000
Debt securities - corporate	38,264,000	43,926,000
Mortgage-back / asset-back securities	164,598,000	162,375,000
Interest rate swaps		10,117,000
Foreign exchange contracts	1,358,000	2,582,000
Total assets	497,544,000	326,742,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(4,445,000)
Foreign exchange contracts	(3,009,000)	(1,174,000)
Total liabilities	(7,454,000)	(1,174,000)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds / commercial paper	0	0
Equity securities	0	0
Commingled fixed income securities	0	0
Debt securities - U.S. and foreign governments, agencies and municipalities	0	0
Debt securities - corporate	0	0
Mortgage-back / asset-back securities	0	0
Interest rate swaps		0
Foreign exchange contracts	0	0
Total assets	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	0
Foreign exchange contracts	0	0
Total liabilities	0	0
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds / commercial paper	628,146,000	616,017,000
Equity securities	26,536,000	25,106,000
Commingled fixed income securities	24,695,000	29,359,000
Debt securities - U.S. and foreign governments, agencies and municipalities	140,436,000	143,129,000
Debt securities - corporate	38,264,000	43,926,000
Mortgage-back / asset-back securities	164,598,000	162,375,000
Interest rate swaps		10,117,000
Foreign exchange contracts	1,358,000	2,582,000
Total assets	1,024,033,000	1,032,611,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(4,445,000)
Foreign exchange contracts	(3,009,000)	(1,174,000)
Total liabilities	(7,454,000)	(1,174,000)
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	$ (3,346,295,000)	$ (4,017,375,000)